Properties Held for Sale	9 Months Ended
Sep. 30, 2011
Properties Held for Sale
Properties Held for Sale

3. Properties Held for Sale

        During the nine months ended September 30, 2010 and 2011, customers transferred 13 and four properties to the Group to settle the accounts receivable of $2,098,156 and $932,190, respectively. Properties held for sale are stated at the lower of cost or net realizable value. Cost comprises the cost of purchase and direct costs associated with the purchase. The Group recorded realized gain of $952,526 and $415,272 from selling of the properties held for sale during the nine months ended September 30, 2010 and 2011, respectively. As of December 31, 2010, the Group held three residential properties and 18 commercial properties with a total carrying value of $4,457,709. As of September 30, 2011, the Group held seven residential properties and seven commercial properties with a total carrying value of $3,449,682.